Wells, Pipelines, Properties, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of June 30, 2025, 2024 and December 31, 2024, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	4,184,350		3,992,350	2,495,830	23,945,850	6,970	34,420	876,130	429,130	92,933,750	—	128,898,780
Reclassifications	596,770		—	488,180	1,148,690	51,250	(550,380)	309,580	51,810	(7,470)	—	2,088,430
Capitalization	15,917,040		—	219,830	30,853,870	906,090	—	292,640	26,830	(48,243,720)	27,420	—
Disposals	(552,510)		—	(990)	—	(13,500)	—	(883,250)	(209,220)	(3,430,000)	(5,080)	(5,094,550)
Translation effect	10,789,180		—	(827,820)	—	865,680	—	66,190	324,360	16,092,850	196,530	27,506,970
Balances as of June 30, 2024	Ps.	1,101,922,279	22,906,145	493,819,592	1,751,161,004	75,772,492	424,743,060	54,206,427	33,611,347	537,850,176	53,107,165	Ps.	4,549,099,687
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	4,041,750		668,550	2,242,850	18,115,280	740	520,240	2,500,900	390,220	29,155,370	—	57,635,900
Reclassifications	439,360		—	522,330	—	—	(441,590)	(1,390)	48,747	—	—	567,457
Capitalization	35,739,410		—	2,721,580	13,543,470	4,992,210	—	496,170	129,150	(57,621,990)	—	—
Disposals	(834,900)		(68,410)	(794,720)	(10,940)	(7,510)	(14,800)	(302,700)	(80,880)	(859,150)	(215,670)	(3,189,680)
Translation effect	(10,009,810)		—	(250,910)	—	(1,049,210)	—	(82,420)	(297,530)	(24,284,900)	(193,770)	(36,168,550)
Balances as of June 30, 2025	Ps.	1,176,464,509	24,907,615	511,691,502	1,881,254,744	81,786,742	428,743,170	58,068,777	34,382,874	541,923,440	52,922,935	Ps.	4,792,146,308
Accumulated depreciation and amortization
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(16,226,649)		(350,870)	(5,582,490)	(42,484,220)	(876,000)	(7,073,410)	(797,140)	(867,850)	—	—	(74,258,629)
Reclassifications	(117,840)		—	(488,180)	(1,148,790)	(18,750)	46,270	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(37,860,556)		—	(4,202,050)	(7,932,150)	—	(2,393,760)	—	—	(1,428,080)	—	(53,816,596)
Reversal of impairment	8,301,490		—	2,143,360	14,728,060	—	5,537,470	62,440	—	5,494,785	—	36,267,605
Disposals	437,904		—	970	—	6,200	—	880,180	130,944	—	—	1,456,198
Translation effect	(6,453,850)		—	834,640	—	(404,820)	—	(32,060)	(74,000)	—	—	(6,130,090)
Balances as of June 30, 2024	Ps.	(837,472,130)	(7,247,454)	(316,156,525)	(1,378,726,063)	(49,861,576)	(304,715,540)	(47,130,923)	(17,771,008)	(52,866,614)	—	Ps.	(3,011,947,833)
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)

Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	Ps.	(14,956,200)	(239,210)	(5,964,120)	(43,854,360)	(816,410)	(5,859,610)	(845,050)	(862,992)	—	—	Ps.	(73,397,952)
Reclassifications	(6,630)		1,220	(522,330)	—	—	7,270	(1,750)	(45,237)	—	—	(567,457)
(Impairment)	(22,740,200)		—	(10,025,500)	(15,956,570)	(42,890)	(10,210,580)	—	—	(2,048,694)	—	(61,024,434)
Reversal of impairment	18,524,140		—	—	1,894,170	—	—	—	—	412,440	—	20,830,750
Disposals	400,860		68,330	749,470	—	7,360	12,000	302,500	78,200	—	—	1,618,720
Translation effect	6,295,220		—	253,340	—	413,340	—	37,580	71,461	—	—	7,070,941
Balances as of June 30, 2025	Ps.	(914,065,879)	(7,743,904)	(342,445,345)	(1,471,109,193)	(51,926,196)	(319,235,710)	(47,352,083)	(19,230,138)	(55,129,453)	—	Ps.	(3,228,237,901)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2024	Ps.	264,450,149	15,658,691	177,663,067	372,434,941	25,910,916	120,027,520	7,075,504	15,840,339	484,983,562	53,107,165	1,537,151,854
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Wells, pipelines, properties, plant and equipment—net as of June 30, 2025	Ps.	262,398,630	17,163,711	169,246,157	410,145,551	29,860,546	109,507,460	10,716,694	15,152,736	486,793,987	52,922,935	1,563,908,407
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.For the six-month periods ended June 30, 2025 and 2024, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,114,120 and Ps. 4,767,020, respectively. Financing cost rates during the six-month periods ended June 30, 2025 and 2024 were 8.35% to 14.11% and 7.82% to 18.68%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month period ended June 30, 2025 and 2024, recognized in operating costs and expenses, was Ps. 73,397,952 and Ps. 74,258,629, respectively. These figures include costs related to plugging and abandonment of wells, for the six-month periods ended June 30, 2025 and 2024 of Ps. 3,768,993 and Ps. 91,114, respectively.
C.As of June 30, 2025 and December 31, 2024, provisions relating to future plugging of wells costs amounted to Ps. 112,113,025 and Ps. 115,514,750, respectively, and are presented in the “Provisions for plugging of wells” (see Note 16).
D.For the six-month periods ended June 30, 2025 and 2024, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (29,097,609) and Ps. 21,376,880, respectively, which consisted of mainly plant.
E.For the six-month periods ended June 30, 2025 and 2024, PEMEX recognized a net impairment of Ps. (40,193,684) and Ps. (17,548,991), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2025		2024
	(Impairment) / Reversal of impairment, net
Exploration and Extraction (formerly Pemex Exploration and Production)	Ps.	(37,993,336)	Ps.	19,014,931
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)	(2,200,348)		(36,392,092)
Pemex Logistics	—		(171,830)
(Impairment), net	Ps.	(40,193,684)	Ps.	(17,548,991)
Cash-Generating Unit of Exploration and Extraction
For the six-month periods ended June 30, 2025 and 2024, the Exploration and Extraction segment recognized a net impairments of Ps. (37,993,336) and Ps. 19,014,931, respectively, shown by CGU as follows:

	2025		2024
Cantarell	(13,920,150)		15,095,434
Tsimin Xux	(8,497,809)		(8,383,807)
Ogarrio Magallanes	(6,073,181)		(3,939,798)
Antonio J. Bermúdez	(3,604,799)		385,159
Lakach	(2,996,233)		2,845,690
Burgos	(1,456,273)		546,186
Santuario CEE	(1,375,273)		—
Ayin Alux	(111,656)		2,516,348
Aceite Terciario del Golfo	—		7,032,771
Tamaulipas Constituciones	—		1,665,580
Arenque	—		1,185,779
Poza Rica	—		108,370
Cuenca Macuspana	—		35,600
Misión CEE	42,038		(78,381)
Total	Ps.	(37,993,336)	Ps.	19,014,931

As of June 30, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (37,993,336) mainly due to: (i) a negative effect in crude oil prices of Ps. 73,871,593, mainly in the Cantarell, Lakach, Burgos and Tsimin Xux CGUs; (ii) an increase in production costs generating a negative effect of Ps. 11,235,927, mainly in the Ogarrio Sanchez Magallanes, Tsimin Xux and Cantarell CGUs; and (iii) a negative effect of Ps. 8,060,149 due to the fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 18.8928 = U.S.$1.00 as of June 30, 2025. These effects were partially offset by (i) a decrease in the discount rate of Ps. 43,206,307 from 10.86% as of December 31, 2024 to 9.72% as of June 30, 2025; (ii) a positive tax effect of Ps. 7,378,133 due to a lower tax base due to the decrease in prices and production costs; and (iii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of Ps. 4,589,893.

As of June 30, 2024, Pemex Exploration and Production recognized a net reversal of impairment of Ps.19,014,931 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 44,797,611 mainly in the Cantarell, Aceite Terciario del Golfo and Tamaulipas Constituciones CGUs; (ii) a positive effect of Ps.18,466,156, due to the fluctuations of the exchange rate from Ps.16.9220 = U.S.$1.00 as of December 31, 2023, to Ps.18.3773 = U.S.$1.00 as of June 30, 2024; and (iii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of Ps.11,465,783, due to changes in operational strategy such as the case of the Cantarell CGU in the exploitation of the gas cap. These effects were partially offset by (i) an increase in the discount rate of Ps.37,235,627, from
9.93% in December 31, 2023 to 10.44% in June 30, 2024; (ii) a negative tax effect of Ps.11,496,977, due to an increase in tax base, resulting from higher prices and volume at the Tsimin Xux and Ogarrio – Magallanes CGUs; and (iii) higher expenses in the period generating a negative result of Ps.6,982,015, mainly Tsimin Xux and Ogarrio – Magallanes CGUs.
The CGUs of the Exploration and Extraction segment are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
The Exploration and Extraction segment determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2025	2024
Average crude oil price	60.78 U.S.$/bl	65.81 U.S.$/bl
Average gas price	3.99 U.S.$/mpc	4.92 U.S.$/mpc
Average condensates price	67.39 U.S.$/bl	74.92 U.S.$/bl
After-tax discount rate	9.72% annual	10.44% annual

For the six-month periods ended June 30, 2025 and 2024 the total forecast production, calculated with a horizon of 25 years, was 6,591 Million barrels of oil equivalent (Mboe) and 6,682 Mboe, respectively.
The Exploration and Extraction segment, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of June 30, 2025 and 2024, values in use for each CGU are:

	2025		2024
Aceite Terciario del Golfo	59,818,214		34,325,751
Tsimin Xux	31,916,156		24,453,758
Ogarrio Magallanes	28,561,758		28,348,410
Antonio J. Bermúdez	25,680,550		25,737,767
Tamaulipas Constituciones	13,461,553		6,024,454
Poza Rica	9,873,370		6,716,573
Arenque	6,587,176		3,658,416
Cantarell	5,826,250		33,149,103
Lakach	1,960,612		4,086,521
Cuenca de Macuspana	1,392,556		593,807
Santuario	760,363		—
Ayin Alux	569,486		4,955,853
Chuc	—		62,681,511
Crudo Ligero Marino	—		33,518,405
Ixtal-Manik	—		13,840,302
Burgos	—		3,776,739
Total	Ps.	186,408,044	Ps.	285,867,370
Cash-Generating Units of Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
For the six-month periods ended June 30, 2025 and 2024, the Industrial Processes and Energy Transformation segments recognized a net impairment of Ps.(2,200,349) and Ps.(36,392,092), respectively, shown by CGUs as follows:

	2025		2024
Cadereyta Refinery	Ps.	(7,724,245)	Ps.	—
Salina Cruz Refinery	(6,408,822)		—
Salamanca Refinery	(3,879,630)		393
Madero Refinery	(289,501)		(5,039,912)
Minatitlán Refinery	(226,982)		(15,146,588)
Gas Burgos Gas Processor Complex	—		(1,729,422)
Cangrejera Petrochemical Complex	—		106
Gas Arenque Processor Complex	2,154		(2,420)
Matapionche Gas Processor Complex	3,025		(45,226)
Gas Poza Rica Processor Complex	13,667		69,066
Cangrejera Ethylene Complex	55,298		(486,975)
Pajaritos Ethylene Complex	97,160		55,743
La Venta Gas Processor Complex	128,351		(450,034)
Coatzacoalcos Gas Processor Complex	226,723		(952,880)
Cactus Gas Processor Complex	1,020,168		(2,983,894)
Morelos Petrochemical Complex	1,167,663		(1,179,313)
Ciudad Pemex Gas Processor Complex	1,423,670		(5,265,217)
Cosoleacaque Petrochemical Complex	1,551,778		(1,985,563)
Nuevo Pemex Gas Processor Complex	2,433,853		(1,141,900)
Tula Refinery	8,205,321		(108,056)
Total	Ps.	(2,200,349)	Ps.	(36,392,092)

As of June 30, 2025, the Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation) segments recognized net impairment of Ps.(2,200,349) due to the fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 18.8928 = U.S.$1.00 as of June 30, 2025 and a decrease in the discount rate of CGUs of refined products from 14.75% as of December 31, 2024 to 13.21% as of June 30, 2025.

As of June 30, 2024, Pemex Industrial Transformation recognized a net impairment of Ps.(36,392,092) due to a (i) decrease in estimated gross income as a result of adverse operational and market conditions; (ii) an increase in the discount rate of CGUs of refined products from 13.68% as of December 31, 2023 to 14.50% as of June
30, 2024, and (iii) variations in the exchange rate used in the projected cash flows from Ps.16.9220 = U.S.$1.00 as of December 31, 2023 to Ps.18.3773 = U.S. $1.00 as of June 30, 2024.
To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes and Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	101.75	105.12	N.A.		N.A.		N.A.		N.A
Processed volume (1)	885 mbd	1,029 mbd	2,487 mmpcd of humid gas	2,424 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$18.8928	$18.3773	$18.8928	$18.3773	$18.8928	$18.3773	$18.8928	$18.3773	$18.8928	$18.3773
Useful lives of the cash-generating units (year average)	12	11	8	6	8	5	8	5	15	5
Pre-tax discount rate	13.21%	14.50%	14.28%	14.12%	10.52%	10.85%	10.52%	10.85%	11.96%	11.87%
Period (2)	2025 -2036	2024-2034	2025 - 2032	2024-2029	2025 - 2032	2024-2028	2025 - 2032	2024-2028	2025 - 2039	2024-2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in the Industrial Processes and Energy Transformation segments are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of the Industrial Processes and Energy Transformation segments represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of June 30, 2025 and 2024, the value in use for the impairment of fixed assets was as follows:

	2025		2024
Tula Refinery	32,712,623		47,008,486
Salamanca Refinery	21,869,983		36,234,540
Cadereyta Refinery	21,364,199		—
Salina Cruz Refinery	13,314,374		79,920,687
Cangrejera Ethylene Complex	10,406,680		—
Nuevo Pemex Gas Processor Complex	10,133,615		6,734,674
Ciudad Pemex Gas Processor Complex	7,348,025		6,278,504
Cactus Gas Processor Complex	6,002,310		4,360,278
Independencia Petrochemical Complex	4,906,321		—
Burgos Gas Processor Complex	1,652,472		—
Morelos Petrochemicals Complex	1,645,677		—
Coatzacoalcos Gas Processor Complex	1,212,199		905,502
La Venta Gas Processor Complex	1,189,134		980,146
Pajaritos Ethylene Complex	184,970		—
Total	Ps.	133,942,582	Ps.	182,422,817